Financial liabilities at amortized cost - borrowings and financing (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Term loan credit facility	$ 350,261	$ 98,775
Syndicated loan	1,178,603	821,501
Financial letter	201,493	216,068
Total borrowings and financings	1,730,357	1,136,344
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Term loan credit facility	109	3,832
Syndicated loan	6,577	14,820
Financial letter
Total borrowings and financings	6,686	18,652
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Term loan credit facility	21,279	94,943
Syndicated loan	184,833
Financial letter	201,493
Total borrowings and financings	407,605	94,943
Later than one year [member]
IfrsStatementLineItems [Line Items]
Term loan credit facility	328,873
Syndicated loan	987,193	806,681
Financial letter		216,068
Total borrowings and financings	$ 1,316,066	$ 1,022,749